Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions
Schedule of Related Party Transactions

Service agreements, lease agreements and products
in € THOUS
	2017		2016		2015		December 31, 2017		December 31, 2016
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
Service agreements(1)
Fresenius SE	381	21,704	389	20,220	229	18,262	40	2,948	132	51
Fresenius SE affiliates	11,111	81,491	4,866	74,083	11,796	68,304	9,445	4,696	822	2,856
Equity method investees	17,797	—	17,578	—	21,063	—	1,738	—	2,506	—

Total	29,289	103,195	22,833	94,303	33,088	86,566	11,223	7,644	3,460	2,907

Lease agreements
Fresenius SE	—	8,456	—	9,475	—	8,671	—	—	—	—
Fresenius SE affiliates	—	13,676	—	13,717	—	13,319	—	—	—	—

Total	—	22,132	—	23,192	—	21,990	—	—	—	—

Products
Fresenius SE	1	—	2	—	4	—	—	—	—	—
Fresenius SE affiliates	30,529	40,467	26,049	43,390	25,184	33,498	9,148	3,976	7,948	4,787
Equity method investees	—	399,180	—	371,241	—	248,166	—	36,550	—	55,329

Total	30,530	439,647	26,051	414,631	25,188	281,664	9,148	40,526	7,948	60,116

(1)        In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €6,397 and €3,359 at December 31, 2017 and 2016.